Basis of Presentation and Principles of Consolidation (Details) - USD ($) shares in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Depreciation and amortization	$ 102,000,000				$ 112,000,000					$ 439,000,000	$ 374,000,000	$ 658,000,000
Net revenues	963,000,000	$ 949,000,000	$ 986,000,000	$ 992,000,000	950,000,000	$ 921,000,000	$ 957,000,000	$ 966,000,000	$ 1,085,000,000	3,877,000,000	3,929,000,000	7,967,000,000
Net income/(loss) attributable to company	(546,000,000)	(541,000,000)	$ (643,000,000)	(2,077,000,000)	$ (308,000,000)	(76,000,000)	$ (791,000,000)	$ 15,000,000	$ 6,772,000,000	(3,569,000,000)	5,920,000,000	(2,783,000,000)
Restricted Cash and Cash Equivalents		3,100,000,000				167,000,000				$ 3,100,000,000	167,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage					57.40%					61.20%
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(15,000,000)									$ 309,000,000	10,000,000	(14,000,000)	[1]
Deconsolidation, Gain (Loss), Amount										0	7,125,000,000	0
Cash Divested from Deconsolidation										0	985,000,000	0
Cash flows provided by investing activities	(83,000,000)				$ 40,000,000					(121,000,000)	(1,200,000,000)	(900,000,000)
CGP
Variable Interest Entity [Line Items]
Restricted Cash and Cash Equivalents	3,000,000,000
CEOC
Variable Interest Entity [Line Items]
Revenues											158,000,000
Net income/(loss) attributable to company											76,000,000
Deconsolidation, Gain (Loss), Amount											7,100,000,000
Cost Method Investments		0								0
Cash Divested from Deconsolidation											220,000,000
CEOC | CES
Variable Interest Entity [Line Items]
Noncontrolling Interest in Variable Interest Entity	31,000,000	33,000,000				23,000,000				33,000,000	23,000,000
Social and Mobile Games [Member]
Variable Interest Entity [Line Items]
Payments of Distributions to Affiliates										$ 235,000,000
Contingently Issuable Membership Units [Member] | CGP
Variable Interest Entity [Line Items]
Business Combination, Contingent Consideration, Asset										32
Variable Interest Entity, Primary Beneficiary [Member] | CGP
Variable Interest Entity [Line Items]
Net revenues	421,000,000				426,000,000					$ 1,700,000,000	1,600,000,000	1,300,000,000
Net income/(loss) attributable to company	(11,000,000)				4,000,000					3,100,000,000	(18,000,000)	(405,000,000)
Restricted Cash and Cash Equivalents		3,000,000,000				$ 12,000,000				$ 3,000,000,000	12,000,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders												160,000,000
Adjustments for New Accounting Pronouncement [Member]
Variable Interest Entity [Line Items]
Revenues	$ 5,100,000										17,000,000	27,000,000
Depreciation and amortization											2,000,000	50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage										61.00%
Cumulative Effect of New Accounting Principle in Period of Adoption				$ 1,000,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash					1,400,000,000						$ 1,400,000,000
Cash flows provided by investing activities					$ 103,000,000
CEOC | Senior Notes [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties												187,000,000
CEOC | Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties												206,000,000
CEOC | Caesars Acquisition Company [Member] | Senior Notes [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties												138,000,000
CEOC | Caesars Acquisition Company [Member] | Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Notes Receivable, Related Parties												$ 151,000,000
Adjustments for New Accounting Pronouncement [Member]
Variable Interest Entity [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 0								$ 0

[1]	In 2014, we sold 68,100 of CEC’s shares of CEOC’s common stock to qualified institutional buyers and CEOC granted 86,936 shares of its common stock to employees. We allocated $869 million of accumulated stockholders’ deficit to the noncontrolling interests’ ownership in CEOC based upon the noncontrolling interests’ ownership share as of December 31, 2014, which included $744 million for the allocation of noncontrolling interest resulting from sales and conveyances of CEOC stock.